LONG-TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2019
LONG-TERM DEBT
Schedule of long-term debt

SVB Term
Loan

Balance, September 30, 2017	$7,959,680
Principal repaid	(1,991,378)
Interest paid	(563,298)
Accretion	911,959

Balance, September 30, 2018	$6,316,963
Principal repaid	(2,808,823)
Interest paid	(401,929)
Accretion	602,744

Balance, September 30, 2019	$3,708,955

Current portion	$3,708,955
Long-term portion	$—